Segment Information and Geographic Information - Summary of Revenue by Geographical Region (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Geographic Areas Revenues From External Customers [Line Items]
Total net sales	$ 1,189	$ 905	$ 2,556	$ 1,288	$ 3,928	$ 3,015
Americas [Member]
Geographic Areas Revenues From External Customers [Line Items]
Total net sales	521	125	797	296	1,043	1,372
Asia [Member]
Geographic Areas Revenues From External Customers [Line Items]
Total net sales	388	642	1,132	791	1,898	842
Europe Middle East And Africa [Member]
Geographic Areas Revenues From External Customers [Line Items]
Total net sales	$ 280	$ 138	$ 627	$ 201	$ 987	$ 801